Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000215070 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215070 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215070 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215070 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215070 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215070 | India
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215070 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215070 | Korea (Republic of)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215070 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215070 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215070 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215070 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215070 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215070 | China
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000215070 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215070 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000215070 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000215070 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000215070 | France
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000215070 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000215070 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215070 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215070 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215070 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215070 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000215070 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000215070 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000215070 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000215070 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000215070 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000215070 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000215077 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215077 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215077 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215077 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000215077 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215077 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215077 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000215077 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215077 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000215077 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000215077 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000215078 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215078 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215078 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215078 | India
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000215078 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215078 | Korea (Republic of)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215078 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.10%
C000215078 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215078 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215078 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215078 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215078 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215078 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215078 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215078 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215078 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215078 | France
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000215078 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215078 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215078 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215078 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215078 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000215078 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215078 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000215078 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000215078 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000215078 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000215078 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000215079 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215079 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215079 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215079 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215079 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000215079 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000215079 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000215079 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000215079 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000215079 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000215080 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215080 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215080 | India
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215080 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215080 | Korea (Republic of)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000215080 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000215080 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000215080 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215080 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215080 | China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215080 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215080 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215080 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215080 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215080 | France
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215080 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215080 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000215080 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000215080 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215080 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000215080 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215080 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000215080 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000215080 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000215080 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000215080 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000215071 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000215071 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215071 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215071 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215071 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000215071 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000215071 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000215071 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000215071 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000215071 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000215072 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000215072 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215072 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000215072 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215072 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000215072 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000215072 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000215072 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000215072 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000215072 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | United States Treasury Note, 4.125, 2044-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234764 | United States Treasury Note, 3.625, 2029-08-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234764 | United States Treasury Note, 4.625, 2054-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234764 | Fannie Mae Pool, 3, 2052-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000234764 | Fannie Mae Pool, 3.5, 2052-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000234764 | Fannie Mae Pool, 4.5, 2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | Fannie Mae Pool, 2.5, 2052-02-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | Ginnie Mae II Pool, 3, 2051-12-20
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | Fannie Mae Pool, 5, 2053-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234764 | United States Treasury Note, 3.875, 2034-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234764 | Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234764 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234764 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234764 | Foreign Governments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234764 | Term Loans
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234764 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234764 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000234764 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000234764 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000237524 | 6889106 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237524 | 6771720 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237524 | 6410562 | Harmony Gold Mining Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237524 | BLD4QD0 | Haier Smart Home Co. Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237524 | 6709099 | Bank Rakyat Indonesia Persero Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237524 | 6372480 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237524 | V5633W109 | MakeMyTrip Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237524 | 6002453 | ASMPT Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237524 | BZ0RDZ1 | LIG Nex1 Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237524 | 6005214 | Accton Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237524 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000237524 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237524 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237524 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000237524 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237524 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000237524 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000237524 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000237524 | Technology
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000237525 | 6709099 | Bank Rakyat Indonesia Persero Tbk P.T.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237525 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237525 | 6175203 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237525 | B1L95G3 | Aker BP ASA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237525 | B4TP9G2 | Dollarama, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237525 | 4497749 | KBC Group N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237525 | 6658801 | Olympus Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237525 | BSMR1R8 | Smurfit WestRock plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237525 | 0718875 | Rio Tinto plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237525 | 0182704 | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237525 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000237525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237525 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000237525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000237525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000237525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000237525 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000231861 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000231861 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000231861 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231861 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231861 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231861 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231861 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231861 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231861 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231861 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231861 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000231861 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231861 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231861 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000231861 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000231861 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000231861 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000231861 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000231861 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231861 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249799 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000249799 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249799 | 59001A102 | Meritage Homes Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249799 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249799 | 918204108 | V.F. Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 783859101 | S&T Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 78463M107 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 904708104 | UniFirst Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249799 | 056525108 | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249799 | 32051X108 | First Hawaiian, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249799 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249799 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249799 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000249799 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249799 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000249799 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000249799 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000249799 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000249799 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000249799 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000249799 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176086 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000176086 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	56.70%